Short-Term Borrowings And Long-Term Debt (Schedule of Short-term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
Other short-term borrowings	¥ 11,608,712	¥ 10,881,625
Less unamortized discount	114	100
Other short-term borrowings, net	11,608,598	10,881,525
Other short-term debt, weighted average interest rate	0.20%	0.23%
Domestic Offices [Member]
Short-term Debt [Line Items]
Other short-term borrowings	9,077,404	9,022,439
Domestic Offices [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	1,358,067	1,560,552
Domestic Offices [Member] | Borrowings From The Bank Of Japan [Member]
Short-term Debt [Line Items]
Other short-term borrowings	7,466,717	7,189,750
Domestic Offices [Member] | Borrowings From Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	203,120	201,139
Domestic Offices [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	49,500	70,998
Foreign Offices [Member]
Short-term Debt [Line Items]
Other short-term borrowings	2,531,308	1,859,186
Foreign Offices [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	2,125,851	1,359,900
Foreign Offices [Member] | Borrowings From Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	386,068	472,010
Foreign Offices [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 19,389	¥ 27,276